Consolidated cash flow statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit (loss) for the year	€ 7,716	€ 13,406	€ 6,695
Non-cash and operational adjustments
Depreciation of property, plant & equipment	15,274	15,372	15,065
Amortization and impairment of intangible assets	6,431	6,435	6,504
Impairment of goodwill and intangible assets from business combinations			4,228
Share-based payment expense	266	285	39
Loss (gain) on disposal of property, plant & equipment	(85)	(312)	(415)
Gain on bargain purchase		(23)
Government grants	(319)	(57)
Movement in provisions	(184)	539	(181)
Movement in reserve for bad debt and slow moving inventory	723	236	499
Financial income	(3,957)	(7,575)	(5,033)
Financial expense	5,612	3,012	3,886
Impact of foreign currencies	(136)	29	(94)
Income taxes and deferred taxes	(446)	714	73
Working capital adjustment and income tax (paid)/received
Decrease (increase) in trade receivables and other current assets	(2,671)	(1,037)	(3,335)
Decrease (increase) in inventories and contracts in progress	(904)	(372)	(806)
Increase in trade payables and other payables	(5,268)	(9)	(8,435)
Income tax (paid)/received	(1,076)	(3,152)	(2,737)
Interest received	4,343	3,965	4,206
Net cash flow from operating activities	25,319	31,456	20,157
Investing activities
Purchase of property, plant & equipment	(14,092)	(24,649)	(9,235)
Purchase of intangible assets	(2,169)	(1,728)	(2,525)
Proceeds from the sale of property, plant, equipment and intangibles	389	458	723
Acquisition of subsidiary (net of cash)		(2,670)
Proceeds from convertible loan to third party	2,500
Capital government grants received	3,669
Net cash flow used in investing activities	(9,703)	(28,588)	(11,037)
Financing activities
Proceeds from loans & borrowings	35,000
Repayment of loans & borrowings	(11,054)	(23,267)	(16,723)
Repayment of leases	(3,067)	(3,122)	(3,549)
Interest paid	(1,712)	(1,337)	(1,750)
Other financial income (expense), net	(2,145)	81	(346)
Net cash flow from financing activities	17,023	(27,644)	(22,368)
Net increase/(decrease) of cash and cash equivalents	32,638	(24,776)	(13,248)
Cash and cash equivalents at beginning of the year	102,304	127,573	140,867
Exchange rate differences on cash and cash equivalents	(1,024)	(492)	(46)
Cash and cash equivalents at end of the year	€ 133,918	€ 102,304	€ 127,573